As filed with the Securities and Exchange Commission on April 17, 2012

1933 Act File No. 33-20673

1940 Act File No. 811-5514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 102	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 103	☒

WILMINGTON FUNDS

(Variable Annuity Fund)

(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

Michael D. Daniels

Wilmington Funds

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2012 pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2012 : PROSPECTUS

Prospectus	April 30, 2012

Wilmington Funds

Wilmington Managed Allocation Fund – Moderate Growth II

Managed by Wilmington Funds Management Corporation. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS  /  April 30, 2012

WILMINGTON MANAGED ALLOCATION FUND – MODERATE GROWTH II SUMMARY

Investment Goal

The investment goal of the Wilmington Managed Allocation Fund – Moderate Growth II (the Fund) is to seek capital appreciation, and secondarily, income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

Shareholder Fees

(Fees paid directly from your investment)

The Fund
Fees Paid Directly From Your Investment	N/A

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

The Fund
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.81%
Acquired Fund Fees and Expenses	0.94%
Total Annual Fund Operating Expenses	2.25%
Fee Waivers and/or Expense Reimbursements(1)	0.57%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.68%

(1)	Wilmington Funds Management Corporation (WFMC or Advisor) has contractually agreed to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s Total Annual Fund operating expenses, exclusive of Acquired Fund Fees and Expenses, to not more than 0.74% of the Fund’s average daily net assets through April 30, 2013. The Board of Trustees (Board or Trustees) of the Wilmington Funds may terminate the waiver if it determines that it is in the best interests of the shareholders of the Fund to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It does not reflect any additional fees or expenses that may be imposed by separate accounts on insurance companies or in connection with any variable annuity or variable life insurance contract.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$649	$1,154	$2,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing in a combination of underlying Wilmington Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in three asset classes, equity funds, fixed income funds and money market funds, so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities, including non-investment grade securities, (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount allocated to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing in domestic or foreign stocks and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of WFMC, as investment advisor,

2	April 30, 2012 / PROSPECTUS

WILMINGTON MANAGED ALLOCATION FUND – MODERATE GROWTH II

regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

•	Stock Market Risk. The risk posed by the fact that the values of equity securities rise and fall.

•	Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•

Risk Related to Company Size. The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven trace records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities fall when interest rates rise and vice versa.

•	Credit Risk. The possibility that an issuer will default on a security by failing to pay interest or principal when due.

•	Call Risk. The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

•

Prepayment Risk. The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.

•

Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade (which are typically referred to as junk bonds) generally entail greater interest rate and credit risks than investment grade securities.

•	Risk of Foreign Investing. Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
•

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities. These estimated expenses of the Underlying Funds are disclosed in a separate line in the fee table (Annual Fund Operating Expenses).

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and for the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any insurance company separate account charges or recurring shareholder account fees, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market indices, the Russell 3000 Index, and the Barclays Capital U.S. Aggregate Bond Index (BCAB), which are used to show how the Fund’s performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to the Moderate Blended Index constructed by the Advisor. Unlike the Fund’s returns, the index returns do not reflect a deduction for fees, expenses or taxes.

Best Quarter 15.23% 6/30/2009 Worst Quarter (14.91)% 12/31/2008

PROSPECTUS / April 30, 2012	3

WILMINGTON MANAGED ALLOCATION FUND – MODERATE GROWTH II

The Fund’s total return for the three-month period from January 1, 2012 to March 31, 2012 was 8.04%.

Average Annual Total Returns

(For the periods ended December 31, 2011)

	1 Year	5 Years	Life of Fund (since June 17, 2002)
Return Before Taxes	(5.51)%	(0.10)%	2.98%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01)%	4.63%
BCAB (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.65%
Moderate Blended Index (reflects no deductions for fees, expenses or taxes)*	(0.99)%	1.49%	5.40%
S&P 500 (reflects no deductions for fees, expenses or taxes) **	2.11%	(0.25)%	4.11%

*	Effective March 12, 2012, the Fund replaced the Blended Benchmark with the Moderate Blended Index as a secondary benchmark for the Fund, because the Moderate Blended Index is a more appropriate benchmark for the Fund. The Moderate Blended Index is calculated by the Advisor and represents the weighted returns of the following indices: 27% Russell 3000 Index; 20% Barclays Capital U.S. Aggregate Bond Index; 18% MSCI All Country World ex-US Investable Market Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7% Barclays Capital Global Aggregate ex-US (unhedged) Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.
**	Effective March 12, 2012, the Fund replaced the S&P 500 Index with the Russell 3000 Index as the primary benchmark for the Fund, because the Russell 3000 Index is a more appropriate benchmark for the Fund.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Portfolio Managers	Title	Service Date (with the Fund)
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
Allen E. Choinski, CFA	Assistant Vice President at WTIA	2012
Mark J. Stevenson, CFA	Vice President at WTIA	2002
Clayton M. Albright, III	Director of Asset Allocation at WTIA	2012

Purchase and Sale of Fund Shares

Currently shares of the Fund are used solely as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts. The general public has access to the Fund only by purchasing a variable annuity contract and shares are not sold directly to the general public. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract. Shares may be purchased, redeemed or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open for business at the net asset value of the shares next determined after receipt of the request in good order. Please contact the insurance company regarding purchase and redemption procedures.

If you would like to purchase shares of the Fund for the first time, please consult your insurance company or a financial professional in your area. If you do not have a financial professional, please call Shareholder Services at 1-800-836-2211.

Tax Information

The dividends and distributions paid from the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Additional Payments to Other Financial Intermediaries

The Fund is not sold to the general public but instead is offered as an underlying investment option for certain contracts issued by insurance companies. The Fund and its related companies (such as the Advisor) may make payments to the sponsoring insurance companies (or their affiliates) for the sale of Fund shares and related services. These payments, if made, could factor into the insurance companies’ decisions to offer the Fund as an underlying investment option for the contracts, and may create a conflict of interest. The prospectus for your contract may contain additional information about these payments.

4	April 30, 2012 / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOAL, STRATEGIES AND RISKS OF THE FUND AND THE UNDERLYING FUNDS

The Fund seeks to achieve its investment goal (to seek capital appreciation, and secondarily, income) by investing in a combination of underlying Wilmington Funds (Underlying Funds) managed by the Advisor. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Advisor’s view of economic conditions. The largest allocations normally are to Underlying Equity Funds, but at times the amount allocated to Underlying Fixed Income and Underlying Money Market Funds can be higher than the amount allocated to Underlying Equity Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing in domestic and foreign stocks and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations.

Certain of the Underlying Funds invest in Foreign Securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund currently intends to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
ASSET CLASS	(Percentage of the Managed Allocation Fund – Moderate Growth II Assets)

WILMINGTON MONEY MARKET FUNDS	0-45%
Wilmington Prime Money Market Fund (Prime Money Market Fund)
Wilmington U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund)

WILMINGTON FIXED INCOME FUNDS	15-50%
Wilmington Broad Market Bond Fund (Broad Market Bond Fund)
Wilmington Intermediate-Term Bond Fund (Intermediate-Term Bond Fund)
Wilmington Short Duration Government Bond Fund (Short Duration Government Bond Fund)
Wilmington Short-Term Corporate Bond Fund (Short-Term Corporate Bond Fund)

WILMINGTON EQUITY FUNDS	40-80%
Wilmington Multi-Manager International Fund (Multi-Manager International Fund)
Wilmington Large Cap Growth Fund (Large Cap Growth Fund)
Wilmington Large Cap Value Fund (Large Cap Value Fund)
Wilmington Mid Cap Growth Fund (Mid Cap Growth Fund)
Wilmington Small Cap Growth Fund (Small Cap Growth Fund)

PROSPECTUS / April 30, 2012	5

GOALS, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

Goals, Strategies and Risks of the Underlying Funds

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “Principal Securities of the Fund” and “Principal Risks of Investing in the Fund” in this prospectus. Additional information on each Underlying Fund can be found in the other Wilmington Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is available for investment directly by the general public.

Underlying Money Market Funds

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks; and in the case of Prime Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Preservation of capital is a secondary goal of Short Duration Government Bond Fund. Capital growth is a secondary goal of the Broad Market Bond Fund and Intermediate-Term Bond Fund.

Strategies – Principal Securities. Intermediate-Term Bond Fund, Broad Market Bond Fund and Short-Term Corporate Bond Fund may invest primarily in Treasury Securities, Agency Securities, Corporate Debt Securities, Mortgage-Backed Securities, Collateralized Mortgage Obligations, Asset-Backed Securities and Bank Instruments.

Strategies – Duration/Maturity. Under normal market conditions, each of the Underlying Fixed Income Funds seek to maintain certain duration or dollar-weighted average maturity ranges. Short Duration Government Bond Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate-Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 5 years. Broad Market Bond Fund seeks to maintain a dollar-weighted average maturity of 4 to 10 years. Short-Term Corporate Bond Fund seeks to main-

tain a dollar-weighted average maturity of no more than 3 years.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks, Prepayment Risks and Risks Associated with Non-Investment Grade Securities.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is capital appreciation.

Strategies. Multi-Manager International Fund invests primarily in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World (MSCI ACWI) ex-US Net Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, Acadian Asset Management LLC, Baring International Investment Limited, Dimensional Fund Advisors LP, Goldman Sachs Asset Management, L.P., Hansberger Global Investors, Inc., LSV Asset Management, Parametric Portfolio Associates LLC, Principal Global Investors LLC and WTIA.

Large Cap Growth Fund invests primarily in equity securities of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the securities price or to hedge against its potential price volatility. Large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of March 31, 2012, the market capitalization of companies in the Russell 1000 Growth Index ranged from $833 million to $558.9 billion, and the weighted average market capitalization of the Russell 1000 Growth Index was $119.9 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at March 31, 2012.

6	April 30, 2012 / PROSPECTUS

GOALS, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

Large Cap Value Fund invests primarily in equity securities of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Value Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of March 31, 2012, the market capitalization of companies in the Russell 1000 Value Index ranged from $124 million to $410.6 billion, and the weighted average market capitalization of the Russell 1000 Value Index was $79.0 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at March 31, 2012.

Mid Cap Growth Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility. Mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of March 31, 2012, the market capitalization of companies in the Russell Mid Cap Index ranged from $124 million to $22.8 billion, and the weighted average market capitalization of the Russell Mid Cap Index was $8.8 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at March 31, 2012.

Small Cap Growth Fund seeks to achieve its investment goal by investing primarily in smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility. For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P Small Cap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of March 31, 2012 the market capitalization of companies in the S&P Small Cap 600 Index ranged from $36 million to $3.1 billion, and the weighted average market capitalization in the S&P Small Cap 600 Index was $1.3 billion. As of March 31, 2012, the market capitalization of companies in the Russell 2000 Index ranged from $27 million to $3.7 billion, and the weighted average market capitalization in the Russell 2000 Index was $1.4 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the ranges at March 31, 2012.

Strategies – Style Orientation. Multi-Manager International Fund and Large Cap Value Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund, Small Cap Growth Fund and Mid Cap Growth Fund use a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Advisor, will lead to appreciation in stock price.

Risks. The principal risks applicable to the Underlying Equity Funds are Stock Market Risks and Tracking Error Risks. Risks Related to Investing for Growth, Risks Related to investing for Value, Risks of Foreign Investing, and Active Trading Risks.

Advisor’s Potential Conflict

In managing the Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Fund will invest. The Advisor is subject to conflict of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor

PROSPECTUS / April 30, 2012	7

PRINCIPAL SECURITIES OF THE FUND

is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and Underlying Funds.

Principal Securities of the Fund

The following list is a description of the principal securities in which the Fund may invest. More information on the principal and acceptable investments of the Fund is contained in the Fund’s Statement of Additional Information (SAI).

The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of WFMC, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

8	April 30, 2012 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUND

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security.

Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

PROSPECTUS / April 30, 2012	9

PRINCIPAL SECURITIES OF THE FUND

However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” under “Principal Risks of Investing in the Fund” in this prospectus.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Multi-Manager International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit.

Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

10	April 30, 2012 / PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in Securities Of Other Investment Companies

The Fund, and each Underlying Fund, may invest its assets in securities of other affiliated funds as an efficient means of carrying out their investment policies and managing their uninvested cash. The Fund intends to invest substantially all of its assets in Underlying Funds in order to achieve its investment goals.

Pursuant to an SEC exemption, the Fund is permitted to invest in shares of the Wilmington Money Market Funds as a means of managing its uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investments and Investment Strategies

Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s official deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Investment Ratings For Investment Grade Securities

The Advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on its assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment grade.

Temporary Defensive Investments

The Underlying Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Underlying Funds and/or the Fund to fail to meet their investment goals and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Principal Risks of Investing in the Fund

Risks Related to Investment in Underlying Funds

The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of WFMC, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

Stock Market Risks

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline.

The Advisor attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more

PROSPECTUS / April 30, 2012	11

PRINCIPAL RISKS OF INVESTING IN THE FUND

on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risks include the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S.

Treasury security with a comparable maturity (spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risks include the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

Call Risks

Call risks include the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments make the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased

12	April 30, 2012 / PROSPECTUS

ADDITIONAL RISKS OF INVESTING IN THE FUND

prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

Risks Associated With Non-Investment Grade Securities

The securities in which the Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Expenses of Investing in Other Funds

Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Pursuant to an SEC exemptive order and exemptive rules, the Fund and its Underlying Funds are permitted to invest in shares of the Underlying Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Additional Risks of Investing in the Fund

Tracking Error Risks

Factors such as the Underlying Equity Fund’s expenses, imperfect correlation between the fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation with its benchmarks. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index has no expenses.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

Affiliated Persons Risks

The Fund is subject to affiliated persons risks. In managing the Fund, the Advisor has the authority to select and substitute the Underlying Funds in which the Fund will invest. The Advisor is subject to conflicts of interest in allocating the Fund’s assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Mixed Funding and Shared Funding

As noted previously, the Fund was established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in

PROSPECTUS / April 30, 2012	13

WHO MANAGES THE FUND?

shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Fund. Although the Fund does not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

The Fund is authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% (composed of 0.25% distribution (12b-1) fee and a 0.10% shareholder services fee) of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, WFMC and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.

Disclosure of Portfolio Holdings Information

The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these reports is filed with the SEC within approximately 60 days after the end of the reporting period at the SEC’s website at www.sec.gov.

Each quarter, the Fund provides the top 10 holdings to the insurance companies that offer the Fund in its insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Fund as of the end of such quarter, which may include an analysis of the Fund’s holdings by sector, credit quality and/or country, as applicable.

The SAI describes the policies and procedures that relate to the disclosure of the Fund’s portfolio holdings.

Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Advisor, WFMC, a subsidiary of M&T Bank. The Advisor manages the Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 1100 North Market Street, Wilmington, DE 19890.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of December 31, 2011, M&T Bank Corporation had over $77.9 billion in assets. WFMC and entities affiliated with WFMC or its predecessors have served as investment advisor to Wilmington Funds since 1988 and, as of March 31, 2012, it managed approximately $12.6 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual investment advisory fee from the Fund equal to 0.25%, accrued daily and paid daily, based on a percentage of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee, which it is otherwise entitled to receive, and/or reimburse certain operating expenses of the Fund in order to limit the Fund’s Total Direct Annual Fund operating expenses, exclusive of Acquired Fund Fees and Expenses, to not more than 0.74% of the Fund’s average daily net assets through April 30, 2013. The Board of the Wilmington Funds may terminate the waiver if it determines that it is in the best interests of the shareholders of the Fund to do so.

In addition, the Advisor may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

In addition to investment management services, Wilmington Trust Investment Advisors, Inc. (“WTIA”), in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund and is entitled to receive a maximum fee of 0.033% of the Funds’ average daily net assets for such administrative personnel and services.

Sub-Advisor

The Advisor and the Fund have entered into a Sub-Advisory agreement with the following sub-advisor to manage the Fund, subject to supervision of the Advisor and the Board, and in accordance with the investment goal and restrictions of the respective Funds. For its services, the sub-advisor is entitled to receive a fee based upon a percentage of the Fund’s average daily net assets, which will be paid by the Fund and not by the Advisor.

Wilmington Trust Investment Advisers, Inc (WTIA) provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, WFMC and WTIA. WTIA is an affiliate of WFMC and is located at 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202. As of March 31, 2012, WTIA had assets under management of approximately $19.8 billion.

14	April 30, 2012 / PROSPECTUS

HOW ARE SHARES PRICED?

Portfolio Manager Responsibilities

The following is information about how a Fund with multiple Portfolio Managers allocates responsibilities for day-to-day management.

Joshua A. Savadove, CFA, CAIA, Allen E. Choinski, CFA, Mark J. Stevenson, CFA and Clayton M. Albright, III co-manage the Fund. Under normal circumstances, Mr. Savodove, Mr. Choinski, Mr. Stevenson or Mr. Albright initially recommends changes to the selection of the Underlying Funds and the allocation among such funds. The co-managers who do not initiate the allocation recommendation then contribute input and analysis and the co-portfolio managers jointly decide the investment approach to be implemented.

Portfolio Manager Biographies

Joshua A. Savadove, CFA, CAIA, is a Vice President of WTIA. He is a member of the Asset, Portfolio and Manager Strategies team, responsible for third-party manager due diligence. Prior to joining WTIA in June 2007, Mr. Savadove was a Senior Investment Analyst and Director of the outside money manager platform in the Mercantile Investment and Wealth Management Division. Prior to that, Mr. Savadove spent three years as the Director of Analytics at Asset Strategy Consultants, a firm that consults on over $6 billion in institutional, tax-exempt assets. Mr. Savadove holds a B.A. degree in Business and Economics from Randolph-Macon College, the Chartered Financial Analyst and Chartered Alternative Investment Analyst designation and is a member of the CFA Institute and the Baltimore Security Analysts Society.

Allen E. Choinski, CFA, is an Assistant Vice President and Portfolio Manager/Research Analyst of WTIA and is responsible for quantitative equity research and portfolio management. Mr. Choinski also develops targeted quantitative models. Prior to joining Wilmington Trust in 2007, Mr. Choinski researched and implemented quantitative equity investment strategies at Alpha Equity Management, LLC. Mr. Choinski began his career at Smith Barney as a financial advisor, and later worked for five years at ING’s Aeltus Investment Management in fundamental and quantitative research.

Mark J. Stevenson, CFA, is a Vice President of WTIA. Prior to joining M&T Bank in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Clayton M. Albright, III, is a Vice President, Portfolio Manager and Managing Director, Economic Research at WTIA. He is a member of the investment team primarily responsible for the day-to-day management of the Strategic Allocation Funds. Mr. Albright has been affiliated with Wilmington Trust Corporation since 1976 and with WFMC since 1987. Since 1987, Mr. Albright has specialized in the management of intermediate and long-term fixed income funds. In 2007, he became Managing Director of Fixed Income, responsible for all fixed income products. Mr. Albright is a member of the Wilmington Trust Investment Strategy Team.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

How Are Shares Priced?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the NYSE is open for business. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a transaction request is received in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund has authorized participating insurance companies to accept transaction requests on their behalf.

The NAV of Shares of the Fund is based upon the share prices of the Underlying Funds in which the Fund invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. Investments in other open-end registered investment companies are valued at net asset value. In all cases, the Fund’s Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

NAV for the Fund is determined at the end of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) (NYSE Close) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that

PROSPECTUS / April 30, 2012	15

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If the Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of the Fund. The Fund’s Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Fund’s Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.

Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent the Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem and Exchange Shares

Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Fund only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. In order to purchase or redeem shares of the Fund on a particular day, the Trust or its designated agent must receive the request before the NYSE Close. Purchase or redemption orders received by your insurance company by the NYSE Close will be processed at the NAV calculated on that day. If a purchase or redemption order is received by your insurance company after the NYSE Close, that transaction will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Fund.

16	April 30, 2012 / PROSPECTUS

ACCOUNT AND SHARE INFORMATION

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

•	to allow a purchase payment to clear;

•	during periods of market volatility; or

•	when a redemption adversely impacts a Fund’s ability to manage its assets.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Frequent Trading Policies

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where the Fund, directly or through an Underlying Fund, invests in high-yield securities or securities priced in foreign markets.

The Fund’s Board has approved policies and procedures (Policy) intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s Board has determined that the imposition of a redemption fee is not necessary or appropriate. The Fund’s fair valuation procedures are intended in part to discourage short-term trading by reducing the potential for these strategies to succeed. See the section of this prospectus entitled, “How are Shares Priced?” for more information related to how the Fund’s shares are priced. In addition, in order to assist the Fund in implementing the Policy, each insurer must agree to provide, at the Fund’s request, certain information regarding Investors’ trading in Fund Shares, and to execute written instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund Shares by any Investor whom the Fund has identified as having violated the Policy.

Please refer to the prospectus for your variable insurance product contract to determine what policies or procedures may have been adopted by your insurance company to discourage frequent or short-term trading of the Fund and the other variable investment options offered under your contract. Whatever policies and procedures may have been adopted by your insurance company to discourage frequent or short-term trading, please note that the Fund is also used as an investment option for variable product contracts of other insurance companies. These other insurance companies may have different policies and procedures than those described in your variable insurance product prospectus.

To the extent that the policies and procedures of the Fund and/or participating insurance companies are not effective in discouraging frequent trading of their Shares, such trading may have the adverse consequences discussed above for the Fund and its long-term shareholders. No matter how the Fund or a participating insurance company defines its limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of the Fund’s portfolio and its performance. Whether or not the specific monitoring limits are exceeded, the Fund’s management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares.

The Fund’s Board receives a quarterly report of all potential occurrences of market timing which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Account and Share Information

The Fund’s distributor, ALPS Distributors, Inc. (Distributor or ALPS), offers the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives fees, it may pay some or all of them to investment professionals (including the Advisor and its affiliates) for sales, distribution, recordkeeping and/or administrative services. The Advisor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.

The Advisor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Advisor from any sales charge it receives or from any other source available to it. Under any such program, the Advisor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Services Plan

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by BNY Mellon (BNYM), the Fund may pay up to 0.10% of the average daily net assets of the Fund to financial inter-

PROSPECTUS / April 30, 2012	17

ACCOUNT AND SHARE INFORMATION

mediaries (which may include BNYM, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (M&T), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with BNYM, under which it is entitled to receive up to 0.10% of the average daily net assets of the Fund’s shares for whom M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. This fee is paid primarily to the life insurance companies whose separate accounts invest in the Fund. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1 Plan on behalf of the Fund, which allows it to pay fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Fund for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Fund may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. This fee is paid primarily to the life insurance companies whose separate accounts invest in the Fund.

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund’s shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The

SAI contains additional information on the types of additional payments that may be paid.

Dividends and Capital Gains

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Fund expects to declare and distribute all of its net investment income, if any, as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund automatically reinvests any dividends and capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Tax Information

Shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Fund are offered.

This discussion of “Dividends and Capital Gains” and “Tax Information” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Householding Policy

In an effort to reduce the volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of household mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940.

18	April 30, 2012 / PROSPECTUS

FINANCIAL HIGHLIGHTS

Financial Information

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of the Fund’s Shares for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The following financial highlights do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your cost would be higher and share performance would be lower.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Fund’s December 31, 2011 annual report which is available upon request.

PROSPECTUS / April 30, 2012	19

FINANCIAL HIGHLIGHTS

Wilmington Managed Allocation Fund – Moderate Growth II

For a share outstanding throughout each year ended December 31, unless otherwise noted:

	2011	2010	2009		2008	2007
Net Asset Value, Beginning of Year	$9.52	$8.67	$6.94		$10.81	$10.66
Income (Loss) From Operations:
Net Investment Income(c)	0.05	0.06	0.05		0.12	0.13
Net Realized and Unrealized Gain (Loss)	(0.58)	0.85	1.73		(3.30)	0.60

Total Income (Loss) From Operations	(0.53)	0.91	1.78		(3.18)	0.73

Less Distributions From:
Net Investment Income	(0.16)	(0.06)	(0.00	)(e)	(0.13)	(0.23)
Net Realized Gains	—	—	(0.05)		(0.56)	(0.35)

Total Distributions	(0.16)	(0.06)	(0.05)		(0.69)	(0.58)

Net Asset Value, End of Year	$8.83	$9.52	$8.67		$6.94	$10.81

Total Return(a)	(5.51)%	10.55%	25.62%		(29.07)%	6.89%
Net Assets, End of Year (000’s)	$18,287	$24,622	$26,920		$29,095	$48,090
Ratios to Average Net Assets
Gross Expense(d)	1.31%	1.38%	1.10%		0.90%	0.81%
Net Expenses(b)(d)	0.74%	0.73%	0.72%		0.72%	0.74%
Net Investment Income	0.52%	0.70%	0.64%		1.30%	1.21%
Portfolio Turnover Rate	12%	22%	43%		18%	16%

(a)	Based on net asset value. Total returns for periods of less than one year are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Represents less than $0.01.

(Financial Highlights continued next page)

20	April 30, 2012 / PROSPECTUS

HOW TO OBTAIN MORE INFORMATION ABOUT WILMINGTON FUNDS

Investment Advisor

Wilmington Funds Management Corporation

1100 North Market Street

Wilmington, DE 19890

Investment Sub-Advisor and Co-Administrator

Wilmington Trust Investment Advisors, Inc.

(formerly, MTB Investment Advisors, Inc.)

100 East Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator, Accountant & Custodian

BNY Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

WT-PRO-007--0412

PROSPECTUS / April 30, 2012	21

HOW TO OBTAIN MORE INFORMATION ABOUT WILMINGTON FUNDS

How to Obtain More Information About Wilmington Funds

A SAI dated April 30, 2012 is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAI and in the annual and semi-annual reports to shareholders of the Wilmington Funds as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI and the annual and semi-annual reports (when available) and other information without charge, and to make inquiries, call 1-800-836-2211. The Fund does not have its own website and the Advisor does not make the SAI or the annual and semi-annual reports available on its website.

To Obtain More Information:

Phone: Call 1-800-836-2211

SEC: You can also obtain the SAI or annual and semi-annual reports, as well as other information about Wilmington Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

SEC File No. 811-5514

Cusip 97181C472

22	April 30, 2012 / PROSPECTUS

WILMINGTON FUNDS

Statement of Additional Information

April 30, 2012

Wilmington Managed Allocation Fund – Moderate Growth II (Fund)

This Statement of Additional Information (SAI) is not a prospectus. Read in conjunction with the prospectus for the Fund dated April 30, 2012.

This SAI incorporates by reference the Fund’s annual and semi-annual reports. Obtain the prospectus, annual or semi-annual reports without charge. by calling (800) 836-2211.

HOW IS THE FUND ORGANIZED?

The Fund covered by this SAI is a diversified portfolio of the Wilmington Funds (Trust), a Delaware statutory trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. The name of the Trust was changed to “MTB Group of Funds” (MTB Funds) on August 15, 2003. Through an internal reorganization on August 15, 2003 the Fund’s investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (M&T Bank) to MTB Investment Advisors, Inc. (MTBIA), a subsidiary of M&T Bank. On May 16, 2011, M&T Bank, M&T Bank Corporation and MTB One, Inc., a wholly-owned subsidiary of M&T Bank, acquired Wilmington Trust Corporation (Wilmington Trust). Wilmington Trust was the parent company of Rodney Square Management Corporation (RSMC) and Wilmington Trust Investment Management, LLC (WTIM), the investment advisor and sub-advisor, respectively, of the funds within the WT Mutual Fund (WT Trust). In connection with M&T Bank’s acquisition of Wilmington Trust, at the close of business on March 9, 2012, the MTB Funds acquired the series of WT Trust. The MTB Funds were renamed the Wilmington Funds. RSMC was renamed Wilmington Funds Management Corporation (WFMC or Advisor) and was appointed as the investment advisor of the Wilmington Funds. MTBIA was renamed Wilmington Trust Investment Advisors, Inc. (WTIA) and was appointed as sub-advisor of the Wilmington Funds. The Trust may offer separate series of shares representing interests in separate portfolios of securities. Twenty-five equity, bond, strategic allocation and money market funds are offered in separate prospectuses and SAIs.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund;

A = Acceptable (but not principal) investment of the Fund; or

N = Not an acceptable investment of the Fund.

As described in the prospectus, the Fund seeks to achieve its investment objectives by investing in a combination of underlying funds (Underlying Funds) managed by the Advisor. The types of securities shown for the Fund in the table represent the investments held by the Underlying Funds.

The Fund
Equity Securities	P
Common Stocks	P
Preferred Stocks	P
Interests in Other Limited Liability Companies	N
Real Estate Investment Trusts (REITS)	A
Warrants[1]	A
Fixed Income Securities	P
Treasury Securities	P
Agency Securities	P
Corporate Debt Securities[2]	P
Commercial Paper	A
Demand Instruments	A
Taxable Municipal Securities	A
Mortgage-Backed Securities	P
Collateralized Mortgage Obligations (CMOs)	P
Asset-Backed Securities	P
Zero Coupon Securities	P
Bank Instruments	P
Credit Enhancement	P
Convertible Securities[3]	A
Tax Exempt Securities[4]	P
Variable Rate Demand Instruments	A
Municipal Securities	P
Municipal Notes	P
Foreign Securities	P
Depository Receipts	P
Foreign Exchange Contracts	P
Foreign Government Securities	P

Derivative Contracts	A
Futures Contracts	A
Options	A
Swap Contracts	A
Credit Default Swaps	A
Special Transactions	A
Repurchase Agreements	A
Reverse Repurchase Agreements	A
Delayed Delivery Transactions	A
Securities Lending	A
Asset Segregation	A
Investing in Securities of Other Investment Companies	P
Exchange-Traded Funds	A
Short Sales	N
Non-Investment Grade Securities	P

1	The Fund does not have a present intent to invest more than 5% of their respective net assets in warrants.
2	Rated in the top four rating categories of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Advisor. If a security’s rating is lowered, the Advisor will assess whether to sell the security, but is not required to do so.
3	The Fund may invest in convertible securities rated below investment grade.
4	Which are in one of the top four rating categories of an NRSRO.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that the Fund may or may not pursue, as noted in the preceding table.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (exercise price) at a specified future date (expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSEs are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Transit Authority Bonds.

Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Taxable Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from regular federal income tax, the Fund may invest in taxable municipal securities.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. Equity funds may invest in commercial paper rated below investment grade.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from regular federal income tax, the Fund may invest in taxable municipal securities.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Certain Underlying Funds may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy/sell financial futures contracts. An Underlying Fund (Large Cap Value Fund) may also buy/sell stock index futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

•	Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

•	Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

The Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Advisor or sub-advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Segregation

In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940, as amended (1940 Act), with respect to derivatives that create a future payment obligation of a Fund, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open.

With respect to short sales transactions, the Fund will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.

Investing in Securities of Other Investment Companies

The Fund, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The Fund intends to invest substantially all its assets in Underlying Funds in order to achieve its investment goal.

Exchange-Traded Funds

The Fund may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Short Sales

Certain Underlying Funds may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin”, and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility. Short sales involve Close Out Risks and Leverage Risks.

Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks

The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline.

The Advisor attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

To the extent the Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments, makes the price of mortgage-backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage-backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities

The convertible securities in which the Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

Fund Expenses

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Fund and the Underlying Funds in which it invests each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s share may be halted if the listing exchange’s officials deem such action appropriate, the share are delisted from the exchange, or the activation of market-wide “circuit- breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Close-Out Risks

In a short sale transaction, close-out risk is created by the ability of the broker to request at any time that the fund closes out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

STATE INSURANCE REGULATIONS

The Fund is intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by certain insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manage their portfolios with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invests in the Fund.

VARIABLE ASSET REGULATIONS

The Fund is also subject to variable contract asset regulations prescribed by the U.S. Treasury Department under Section 817(h) of the Internal Revenue Code. After a one year start-up period, the regulations generally require that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% of the total assets of the Fund may be represented by any two investments, no more than 80% of the total assets of the Fund may be represented by any three investments, and no more than 90% of the total assets of the Fund may be represented by any four investments. In applying these diversification rules, all securities of the same issuer, all interests of the same real property project and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the Fund fails to achieve the diversification required by the regulations, and unless relief is obtained from the Internal Revenue Service, the contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts.

MIXED FUNDING AND SHARED FUNDING

As noted previously, the Fund was established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Fund is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Fund. Although the Fund does not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Trustees to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

The Fund is authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.35% (composed of 0.25% distribution (12b-1) fee and a 0.10% shareholder services fee) of the average daily net assets of Shares for which a financial institution provides distribution-related, shareholder and/or recordkeeping services. In addition, WFMC and its affiliates may pay out of their own reasonable resources and profits to these financial institutions an additional fee for providing these services.

FUNDAMENTAL INVESTMENT OBJECTIVES

The Fund’s investment objective is to seek capital appreciation, and secondarily, income.

The investment objective listed above is fundamental. The investment objective may not be changed by the Fund’s Trustees without shareholder approval.

INVESTMENT LIMITATIONS

The Fund may, in the future, seek to achieve the Fund’s investment objectives by investing all of the Fund’s assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund’s investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Fund may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the “vote of a majority of its outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities

The Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including ETFs, as an efficient means of carrying out its investment policy. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund’s investment advisor. In addition, the Fund intends to invest substantially all of their assets in Underlying Funds.

In applying the Fund’s concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

The Underlying Funds in which the Fund may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for the Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended December 31, 2011 and December 31, 2010, the Fund’s portfolio turnover rates were 12% and 22%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund’s portfolio securities are determined as follows:

•	for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•

for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

•	for investments in other open-ended regulated investment companies, based on net asset value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund’s net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

Under the Distributor’s Contract with the Fund, the Distributor, ALPS Distributors, Inc., (Distributor) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Fund may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Fund. The Distributor or the Fund may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services with respect to the Fund. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will the Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of 0.25% of the Fund’s average daily net assets.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

SHAREHOLDER SERVICES PLAN

The Fund may pay financial intermediaries, including the Distributor, the Advisor and their affiliates a maximum annual fee of 0.10% of the Fund’s average daily net assets for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that the Fund pays to financial intermediaries, the Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Advisor and their affiliates may pay out of their own resources. You can ask your financial intermediary for information about any payments it receives from the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Advisor and its affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Advisor and its affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Other Benefits to Financial intermediaries

From time to time, the Advisor and its affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Advisor and its affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

SUBACCOUNTING SERVICES

Certain participating insurance companies may wish to use the transfer agent’s subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund’s Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund’s Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

The insurance company separate accounts, as shareholders of the Fund, will vote the Fund’s Shares held in their separate accounts at meetings of the shareholders. Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding shares of all series entitled to vote.

As of March 31, 2012, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Fund	Shareholder Name Address	Percentage Owned
The Fund	Nationwide Insurance Company PO Box 182029 Columbus, OH 43218	52.26%
	Hartford Life Insurance Company PO Box 2999 Hartford, CT 06104	24.06%
	Nationwide Insurance Company PO Box 182029 Columbus, OH 43218	18.33%

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Nationwide Insurance Company is organized in the State of Ohio and is a subsidiary of Nationwide Mutual Insurance Company (Nationwide) organized in the State of Ohio.

Hartford Life Insurance Company is organized in the State of Connecticut and is a subsidiary of Hartford Financial Services Group, organized in the State of Delaware.

TAX INFORMATION

The following is a summary of certain additional tax considerations affecting the Fund. Because shares of the Fund are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract.

This “Tax Information” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by an Underlying Fund.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Fund selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local and foreign taxes.

TAXATION OF THE FUND

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•

Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•

Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Fund of Funds

Distributions by the Underlying Funds, redemptions of shares in the Underlying Funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. The Fund generally will not be able to currently offset gains realized by one Underlying Fund in which it invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless the Fund is a qualified fund of funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-Through of Foreign Tax Credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by the Fund from interest earned by an Underlying Fund on U.S. government obligations is unlikely to be exempt from state and local income tax. However, the Fund is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see, “Taxation of Fund Distributions — Corporate Dividends-Received Deduction” below). A qualified fund of funds, i.e. a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends from an Underlying Fund.

Capital Loss Carryovers

The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of Capital Gains” below). A “qualified late year loss” includes:

•	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

•

the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed Capital Gains

The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax

To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax. However, in any calendar year in which the investment made by the Manager and its affiliates in the Fund does not exceed $250,000, the Fund may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. If the Fund does not qualify for this exemption, it intends to make sufficient distributions to avoid imposition of the excise tax.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

SPECIAL RULES APPLICABLE TO VARIABLE CONTRACTS

The Fund intends to comply with the diversification requirements of Section 817(h) of the Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts and their underlying funding vehicles. The Fund intends to comply with these requirements. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, (segregated asset accounts) will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

Section 817(h) of the Internal Revenue Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. Generally, the investments of a segregated asset account are considered to be adequately diversified for purposes of Section 817(h) of the Code if no more than 55 percent of the value of the total assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments; and no more than 90 percent by any four investments.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Fund. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if:

•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•	Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in the Fund are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Fund (and any corresponding regulated investment company such as a fund of funds that invests in the Fund) is available solely through the purchase of a variable contract (such a fund is sometimes referred to as a “closed fund”). Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f) a pro rata portion of each asset of the Fund, including a pro rata portion of each asset of any Underlying Fund that is a closed fund, is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

TAXATION OF FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of Net Investment Income

The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to the separate account. In the case of a fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends received deduction. See the discussion below under the headings, “— Dividends-Received Deduction for Corporations”

Distributions of Capital Gains

The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital

Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in their Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Series over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits

If more than 50% of the Fund’s total assets at the close of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities Lending” below.

Consent Dividends

The Fund may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

TAX TREATMENT OF PORTFOLIO TRANSACTION

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Securities in Which the Fund Invests” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments

Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund

Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions

In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions

A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments

A fund may invest in stocks of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to shareholders by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs

A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs

While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Securities Lending

While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities

Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character

A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

TAX CONSEQUENCES TO SHAREHOLDERS

Since shareholders of the Fund will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the Senior Officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Fund is 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202. The Trust is composed of 26 funds and Wilmington Managed Allocation Fund – Moderate Growth II is one of the investment companies in the Trust.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Address Birth date Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From Trust
Kenneth G. Thompson* Birth date: 9/64	Principal Occupations: President, Wilmington Funds; Senior Vice President and Managing Director, Wilmington Trust Investment Advisors, Inc. (“WTIA”); Senior Vice President, M&T Bank.	$0

Trustee Began serving: December 2008	Other Directorships Held: None.

Robert J. Christian* Birth date: 2/49	Principal Occupations: Retired.	$0

Trustee Began serving: March 2012

Other Directorships Held: Fund Vantage Trust (33 portfolios); Optimum Fund Trust (6 portfolios) (registered investment companies).

Previous Positions: Executive Vice President of Wilmington Trust Company (“WTC”) (2/96 to 2/06); President of Rodney Square Management Corporation (“RSMC”) (1996 to 2005); Vice President of RSMC (2005 to 2006).

R. Samuel Fraundorf, CFA, CPA* Birth date: 4/64	Principal Occupations: President of WTIA.	$0

Trustee Began serving: March 2012	Other Directorships Held: None.

	Previous Positions: Chief Operating Officer of Wilmington Trust Investment Management (“WTIM”) (1/08 to 1/09); Director of Research at WTIM (8/04 to 1/08); Senior Manager and Tax Manager, KPMG Investment Advisors (1/99 to 8/04).

Jeffrey Durkee** Birth year: 1958	Principal Occupations: President and Chief Executive Officer, Wilmington Trust Investment Advisors, Inc. (3/07 to 1/12).	$0

Trustee Began serving: December 2007	Other Directorships Held: None.

	Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).

*	Kenneth G. Thompson is “interested” due to positions he held with M&T Bank, the parent of the Fund’s Advisor. Robert J. Christian is “interested” due to positions he held with WTC and RSMC. R. Samuel Fraundorf is “interested” due to positions he held with WTIM.
**	Jeffrey Durkee resigned as Trustee effective January 27, 2012. Mr. Durkee was “interested” due to positions he held with WTIA.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth date Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From Trust*
Joseph J. Castiglia Birth date: 7/34 Chairman and Trustee Began serving: February 1988

Principal Occupations: Retired

Other Directorships Held: Chairman, Community Foundation for Greater Buffalo (1/05 to 2/08); Chairman, Trustee and Treasurer, Buffalo Olmstead Parks Conservancy (1/05 to present); Chairman and Trustee, Buffalo Philharmonic Orchestra Foundation (1/06 to present); Vice Chairman and Trustee, Christ the King Seminary (1/05 to present); Director, Baker Victory Services (1/05 to 12/08); Director, Dunn Tire Corporation (1/05 to present); Director, Read to Succeed Buffalo (1/08 to present).

Previous Positions: President, Chief Executive Officer, Vice President, Treasurer, Controller and Vice Chairman, Pratt & Lambert United (manufacturing of paints, coatings and adhesives) (12/67 to 1/96); Chairman and Director, Catholic Health Systems of Western New York (1/97 to 5/03); Chairman and Director, Blue Cross Blue Shield of Western and Central New York (health insurance provider) (5/92 to 5/07); Lead Director and Director, Energy East (gas and electric utility); Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch.

$66,000

Name Birth date Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From Trust*
William H. Cowie, Jr. Birth date: 1/31 Trustee Began serving: September 2003	Principal Occupations: Retired. Other Directorships Held: MedStar Community Health (not-for-profit owner and operator of hospitals) (1972 to present). Previous Positions: Vice Chairman of Signet Banking Corp.	$55,000

John S. Cramer Birth date: 2/42 Trustee Began serving: December 2000	Principal Occupations: Senior Consultant, Yaffe & Co. (health care consulting) (2/06 to present). Other Directorships Held: Director, Highmark Blue Cross/Blue Shield (2/05 to 6/10); Director, Chek-Med Corporation (6/03 to present). Previous Positions: President and Chief Executive Officer, Pinnacle Health Systems (non-profit hospital and health care system in Central Pennsylvania).	$55,000

Daniel R. Gernatt, Jr. Birth date: 7/40 Trustee Began serving: February 1988	Principal Occupations: CEO, Gernatt Asphalt Products, Inc. (asphalt, sand and gravel products) (1979 to present). Other Directorships Held: Hilbert College (2000 to 2011); Director, Roswell Park Alliance (2008 to present); Trustee, Gernatt Family Foundation; Former National Director, Classic Car Club of America.	$55,000

Richard B. Seidel Birth date: 4/41 Trustee Began serving: September 2003	Principal Occupations: Chairman and Director, Girard Partners, Ltd. (investment advisor) (9/95 to present); Chairman and Director, Girard Capital (broker-dealer) (3/09 to present). Other Directorships Held: Director, Tristate Capital Bank (9/07 to present); Surrey Services for Seniors (2002 to 2008).	$55,000

Dr. Marguerite D. Hambleton Birth date: 2/43 Trustee Began Serving: September 2005	Principal Occupations: President, AAA New York State Association (travel and financial services) (7/09 to present). Other Directorships Held: Director, AAA Foundation for Traffic Safety (5/85 to 2/06); Director, AAA (travel and financial services) (3/91 to 3/08). Previous Positions: President, New York Federal Reserve Board, Buffalo Branch (2003 to 2005); President and CEO, AAA Western and Central New York (travel and financial services) (12/85 to 12/05).	$55,000

Robert H. Arnold Birth date: 3/44 Trustee Began serving: March 2012	Principal Occupations: Founder and Co-Manager, R.H. Arnold & Co. (financial consulting) (1989 to present). Other Directorships Held: First Potomac Realty Trust (real estate investment trust).	$0

Dr. Eric Brucker Birth date: 12/41 Trustee Began serving: March 2012	Principal Occupations: Retired. Other Directorships Held: None. Previous Positions: Professor of Economics, Widener University (2004 to 2012); Dean, School of Business Administration of Widener University (2001 to 2004); Dean, School of Business, Public Policy and Health, University of Maine (1998 to 2001); Dean, School of Management, University of Michigan-Dearborn (1992 to 1998); Academic Vice President, Trenton State University (1989-1991); Dean, College of Business and Economics, University of Delaware (1976 to 1989).	$0

Nicholas A. Giordano Birth date: 2/43 Trustee Began serving: March 2012	Principal Occupations: Consultant, financial services organizations (1997 to present). Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens). Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).	$0

*	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF THE TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this Statement of Additional Information and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of and other directorships held by each Trustee during the past five years.

Mr. Thompson has served as a Trustee of the Trust for over 3 years, while also acting as a Senior Vice President of M&T Bank, the parent company of WTIA. His positions within the M&T organization entail significant responsibilities for the operations of the Trust, the Fund and WFMC.

Mr. Castiglia has over 24 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Fund, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience, having been, among other things, Chairman of Blue Cross Blue Shield of Western and Central New York; Chairman of Catholic Health of Western New York; Chairman of the Buffalo Branch of the Federal Reserve Bank of New York; President and Chief Executive Office of Pratt & Lambert United Inc. (NYSE); Lead Director of Energy East Corporation (NYSE); and Principal of Deloitte & Touche (formerly Haskins & Sells).

Mr. Cramer has over 11 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cramer has significant business experience, having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems.

Mr. Gernatt has 24 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Gernatt has significant business experience, as he has served as Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Cowie has over 8 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cowie has significant experience related to the financial services industry, having been Vice Chairman of Signet Banking Corp.

Mr. Seidel has over 8 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Seidel has significant experience related to the financial services industry, having been Founder, Chairman and Director of Girard Partners Ltd., a registered investment advisory firm, since 1995, and Chairman and Director of Girard Capital, a broker-dealer, since 2009.

Dr. Hambleton has over 6 years of experience serving as an Independent Trustee of the Trust. That position has provided her with knowledge of the operations and business of the Trust and the Fund. Dr. Hambleton has significant experience related to the business and financial services industries having been President of the AAA New York State Association since 2008 and the President of the Board of Directors of the Buffalo Branch of the Federal Reserve Bank of New York from 2003 to 2005.

Mr. Arnold has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, being the founder and co-manager of R.H. Arnold & Co., Inc., a financial consulting firm. He has also served as a trustee to other mutual fund complexes.

Dr. Brucker has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business industry, having served as Dean and Professor of Economics at Widener University, the University of Maine, the University of Michigan-Dearborn and the University of Delaware. He served for more than 12 years as a trustee to the WT Mutual Fund.

Mr. Christian has served as a Trustee of the Trust since March 2012. He has significant experience related to the financial services industry, having been Executive Vice President of Wilmington Trust Company and President of the Wilmington Funds Management Corporation (“WFMC”) (formerly, Rodney Square Management Corporation). He currently serves as a trustee to other mutual fund complexes.

Mr. Fraundorf has served as a Trustee of the Trust since March 2012. He has significant experience related to the financial services industry, having been Chief Operating Officer of WTIM. He is currently the President of WTIA.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust**
Kenneth G. Thompson Birth year: 1964 President Began serving: March 2012	Principal Occupations: Senior Vice President, M&T Bank.	—

Michael D. Daniels Birth year: 1967 Chief Operating Officer Began serving: June 2007	Principal Occupations: Chief Operating Officer, Wilmington Funds and Wilmington Trust Investment Advisors, Inc., Administrative Vice President, M&T Bank. Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).	—

Jeffrey M. Seling Birth year: 1970 Vice President Began serving: June 2007	Principal Occupations: Vice President, M&T Bank and Wilmington Trust Investment Advisors, Inc. Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.	—

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Gregory B. McShea Birth year: 1965 Chief Compliance Officer and Assistant Secretary Began serving: December 2009 AML Compliance Officer Began serving: February 2012	Principal Occupations: Managing Director, Wilmington Trust Investment Advisors, Inc.; Chief Compliance Officer, Wilmington Funds. Previous Positions: General Counsel, Legg Mason Capital Management, Inc. (2007 to 2009); General Counsel, Western Asset Management Company (2003 to 2009); Associate General Counsel and Compliance Director, Legg Mason Wood Walker, Incorporated (1997 to 2003).	—

Eric B. Paul Birth year: 1974 Vice President Began serving: June 2008	Principal Occupations: Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank since April 2008.	—

Ralph V. Partlow, III 25 South Charles Street, 22nd floor Baltimore, MD 21201 Birth year: 1957 Vice President Began serving: June 2010	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995-2003).	—

Guy Nordahl 101 Barclay Street, 13E New York, NY 10286 Birth year: 1965 Chief Financial Officer and Treasurer Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2009 to present). Previous Positions: Vice President, BNY Mellon Asset Management (2003 to 2009); Vice President, BNY Mellon Asset Servicing (1999 to 2003).	—

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963 Secretary Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958 Chief Executive Officer Began serving: September 2007	Principal Occupations: President and Managing Partner, Foreside Financial Group, LLC (5/08 to present). Previous Positions: Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (6/03 to 6/06); Vice President, Bainbridge Capital Management (8/02 to 5/04).	—

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and each Fund’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating and Governance Committee, Pricing Committee, Disclosure Controls and Procedures Committee and the Sub-Advisor and Performance Oversight Committee.

The Audit Committee is composed of all of the Trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an Independent Trustee and collectively, the Independent Trustees). The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. The Chairman of the Audit Committee shall be responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended December 31, 2011, the Audit Committee met four times.

The Nominating and Governance Committee is composed of all of the Independent Trustees, as that term is defined in section 2(a)(19) of the 1940 Act. The Trust has a Nominating and Governance Committee Charter. The Board of the Trust shall appoint the members of the Nominating and Governance Committee and the Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board, appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee will provide a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including to make appropriate recommendations to the full Board regarding sound governance practices. Unless otherwise determined by the Committee, the Chairman of the Board serves as Chairman of the Nominating and Governance Committee. During the fiscal year ended December 31, 2011, the Nominating and Governance Committee met twice.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended December 31, 2011, the Pricing Committee did not meet.

The Disclosure Controls and Procedures (DC&P) Committee is composed of the Trust’s Principal Executive Officer (PEO), Principal Financial Officer (PFO), Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report, Form N-Q Filings and certain other filings. During the fiscal year ended December 31, 2011, the DC&P Committee met eight times.

The Sub-Advisor and Performance Oversight (SA & PO) Committee is composed of any one Independent Trustee and any one representative from the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings. The SA & PO Committee oversees the manager selection process and meets prior to the selection of additional sub-advisors or the termination of any sub-advisor. During the fiscal year ended December 31, 2011, the SA & PO Committee did not meet.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE TRUST AS OF DECEMBER 31, 2011

Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in the Trust*
Kenneth G. Thompson
Moderate Growth Fund II	None	$1 - $10,000
Joseph J. Castiglia
Moderate Growth Fund II	None	Over $100,000
William H. Cowie, Jr
Moderate Growth Fund II	None	$50,001 - $100,000
John S. Cramer
Moderate Growth Fund II	None	Over $100,000
Daniel R. Gernatt, Jr.
Moderate Growth Fund II	None	Over $100,000
Richard B. Seidel
Moderate Growth Fund II	None	$50,001 - $100,000
Marguerite D. Hambleton
Moderate Growth Fund II	None	None
Robert H. Arnold
Moderate Growth Fund II	None	None
Eric Brucker
Moderate Growth Fund II	None	Over $100,000
Robert J. Christian
Moderate Growth Fund II	None	Over $100,000
R. Samuel Fraundorf
Moderate Growth Fund II	None	$10,001 - $50,000
Nicholas A. Giordano
Moderate Growth Fund II	None	Over $100,000

*	Aggregate Dollar Range of Shares owned in the Trust may include investments in funds of the Trust that are not offered in this Prospectus and SAI.

As of March 31, 2012, the Fund’s Board and officers as a group owned less than 1% of the Fund’s outstanding shares.

OTHER SHARE OWNERSHIP INFORMATION

Name of Trustee	Name of Owner and Relationship to Trustee	Company	Title of Class	Value of Securities as of December 31, 2011	Percent of Class
Daniel R. Gernatt, Jr.	Roseann Gernatt (spouse of Trustee)	M&T Bank Corporation	Common	$67,000	<1%

Mr. Gernatt is not the beneficial owner of the shares of stock that are identified above. The shares of stock are separate property of Roseann Gernatt and Mr. Gernatt has disclaimed beneficial ownership of them.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of nine Independent Trustees and three Interested Trustees. Joseph J. Castiglia, Independent Trustee, serves as the Chairman of the Board of Trustees and presides at meetings of the Board. Mr. Castiglia regularly communicates with representatives of the Advisor and the Trust. Mr. Castiglia leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Castiglia may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goal, policies and procedures for the Fund. The Trust enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Advisor (and the sub advisors), and the administrator, transfer agent, distributor and custodian. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Fund, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. In addition, the Audit Committee also will discuss the Trust’s processes with respect to risk assessment and risk management. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Fund and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (CCO) who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings, and an annual report to the Board, concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (Compliance Policies). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

INVESTMENT ADVISOR

The Advisor conducts investment research and makes investment decisions for the Fund.

The Advisor shall not be liable to the Trust or Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISOR

Wilmington Trust Investment Advisors, Inc. (WTIA), 100 East Pratt Street, 17 Floor, Baltimore, MD 21202, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, WFMC and WTIA.

PORTFOLIO MANAGER INFORMATION

The following information about the Fund’s Portfolio Managers is provided as of the end of the Fund’s most recently completed fiscal year.

MANAGED ALLOCATION FUND – MODERATE GROWTH II

Other Accounts Managed (As of December 31, 2011)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
Mark J. Stevenson, CFA
Registered Investment Companies:	2	$85	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	7,467	$923	0	$0
Joshua A. Savadove, CFA, CAIA
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	7,205	$768	0	$0
Allen E. Choinski, CFA
Registered Investment Companies:	2	$96	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	205	$209	0	$0
Clayton M. Albright, III
Registered Investment Companies:	2	$96	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	205	$209	0	$0

Compensation Structure

WTIA participates in a regular review of personnel compensation by way of participation in a survey conducted by compensation consultants McLagan and Associates. It is WTIA’s goal to assure adequate levels of overall compensation with heavy emphasis placed on an incentive plan. The base compensation for our mutual fund portfolio managers is at or near the mean of WTIA’s peer group. Also, they participate in an incentive plan that is based primarily upon investment performance.

Material Conflicts of Interest

Portfolio managers may experience certain conflicts of interest in managing the Fund’s investments on the one hand and the investments of other funds/accounts on the other. WTIA has adopted policies and procedures relating to the allocation of investment opportunities which address these potential conflicts by limiting portfolio manager discretion and are intended to result in a fair and equitable allocation among the funds/accounts managed by the portfolio manager which might be eligible to purchase or sell a particular investment. The management of multiple funds/accounts by a portfolio manager may give rise to competing interests for the manager’s time and attention, particularly if such funds/accounts have different objectives, benchmarks and time horizons. The policies of WTIA require that portfolio managers treat all funds/accounts they manage equitably and fairly. WTIA has policies allowing it to aggregate sale and purchase orders for all accounts with similar orders if in WTIA’s judgment such aggregation is reasonably likely to result in lower per-share brokerage costs. The Trust has adopted policies and procedures under Rules 17a-7,
17e-1 and 10f-3 under the 1940 Act to help ensure fair and equitable treatment of clients involved in such transactions.

Ownership of Securities (As of December 31, 2011).

No portfolio manager beneficially owned equity securities in the Fund.

See also the “Advisor’s Potential Conflict” section in the Prospectus regarding the conflicts of interest in managing the Fund.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Advisor, and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund’s portfolio. The Board has also approved the Advisor’s policies and procedures for voting the proxies, which are set forth in their entirety below.

WILMINGTON FUNDS MANAGEMENT CORPORATION PROXY VOTING POLICY

INTRODUCTION

Wilmington Funds Management Corporation acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, the Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, the Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH

Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, the Advisor has engaged a third party, Institutional Shareholder Services, Inc. (ISS) to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. The Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Advisor. Accordingly, the Advisor will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.riskmetrics.com/sitemap.html.

In general, the Advisor believes that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Advisor believes will result in financial rewards for its clients.

The Advisor reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of the Advisor’s clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Advisor’s Board of Directors, or that Committee’s designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

The Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Advisor’s clients.

CONFLICTS OF INTEREST

The Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to the Advisor.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Advisor, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that the Advisor has a material conflict of interest with respect to a proxy proposal, then the Advisor shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee’s designee;

OR

2. Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

The Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Advisor determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by the Advisor as well as the basis for any determination that the Advisor does not have a material conflict of interest in respect of a particular matter.

APPOINTMENT OF SUB-ADVISORS

From time to time the Advisor may recommend that a client (e.g., the Fund) appoint a sub-advisor with respect to a particular investment mandate. By recommending the sub-advisor to manage the client’s investments, the Advisor is also recommending that the client approve the sub-advisor’s policies and procedures with respect to proxy voting. Among other things, the Advisor will require that a sub-advisor’s policies and procedures are designed to ensure that proxies are voted in what the sub-advisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a sub-advisor to recommend, the Advisor will seek assurance that the sub-advisor will generally vote proxies in a manner that is consistent with WTIA’s policy (i.e. in accordance with ISS recommendations, unless otherwise specified by WTIA). The sub-advisor will provide the Advisor with information on securities voted by the sub-advisor promptly after the vote occurs. If a sub-advisor proposes to cast a vote that is not consistent with WTIA policy, the sub-advisor must notify the Advisor prior to casting the vote, so that the Advisor can seek to avoid conflicting votes among accounts that it manages. The sub-advisor must also document the rationale for any such inconsistent vote.

PROXY VOTING REPORT

The Trust is required to disclose annually, the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Fund is available without charge on the SEC website at http://www.sec.gov and through the Trust’s website. Go to www.wilmingtonfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information WFMC and the Fund has adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Fund’s and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.

The Fund discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

The release of Portfolio Holdings Information with respect to the Fund to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of the Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or WFMC’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for the Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Fund (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether the Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s Chief Compliance Officer following a request submitted in writing.

The attraction of additional assets to the Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by the Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Fund’s Chief Compliance Officer conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The Chief Compliance Officer also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Fund’s policy and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (Analytical Information), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Fund’s Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Fund’s website.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor may select brokers and dealers based on whether they also offer research services (as described below). The Advisor make decisions on portfolio transactions and select brokers and dealers subject to review by the Fund’s Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Advisor. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

RESEARCH SERVICES

Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the sub-advisor in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor, or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

BNY Mellon (BNYM) and WTIA serve as co-administrators to the Trust and provides the Fund with certain administrative personnel and services necessary to operate the Fund.

Fees payable to BNYM for such services are based on assets and volume of transactions.

Fees payable to WTIA:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Wilmington Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

BNY Mellon Investment Servicing (US) Inc. a registered transfer agent, serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

CUSTODIAN, FUND ACCOUNTANT AND CO-ADMINISTRATOR

BNYM is the Custodian and Fund Accountant for the Trust. BNYM as Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the delivery of securities and collecting interest and dividends on the Fund’s investments. BNYM provides fund accounting and administration services to the Fund for $25,000 annual fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

	Advisory Fee Paid/ Advisory Fee Waived			Brokerage Commissions Paid			Administrative Fee Paid/ Administrative Fee Waived
Fund	For the fiscal year ended December 31, 2011	For the fiscal year ended December 31, 2010	For the fiscal year ended December 31, 2009	For the fiscal year ended December 31, 2011	For the fiscal year ended December 31, 2010	For the fiscal year ended December 31, 2009	For the fiscal year ended December 31, 2011	For the fiscal year ended December 31, 2010	For the fiscal year ended December 31, 2009
Moderate Growth Fund II	$55,915/$49,996	$61,878/$61,878	$64,441/$64,441	$0	$0	$0	$6,365/$0	$7,047/$0	$6,836/$0

12B-1 AND SHAREHOLDER SERVICES FEES

	For the fiscal year ended December 31, 2011
Fund	12b-1 Fees Paid	12b-1 Fees Waived	Shareholder Services Fee Paid	Shareholder Services Fee Waived
Moderate Growth Fund II	$55,915	$55,915	$22,366	$22,366

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s or any class of Shares’ expenses; and various other factors. Share performance does not reflect any charges and expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Fund is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

The information presented in the following table uses the SEC’s standard method for calculating performance. Total Return is given for the period ended December 31, 2011.

Moderate Growth Fund II	1 Year	5 Year	Start of Performance*
TOTAL RETURN
Before Taxes	(5.51)%	(0.10)%	2.98%
YIELD	N/A

*	Start of performance for the Fund was June 17, 2002.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended December 31, 2011 are incorporated by reference to the annual report to Shareholders of the Wilmington Funds dated December 31, 2011.

INVESTMENT RATINGS

STANDARD AND POOR’S

Long-Term Debt Rating Definitions

AAA—Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C—The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1—This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings

SP-1—Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY’S INVESTORS SERVICE, INC.

Long-Term Bond Rating Definitions

Aaa—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings

P-1—Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2—Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings

Moody’s Investor Service, Inc. (Moody’s) short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

Long-Term Debt Rating Definitions

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC—Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC—Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C—Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions

F-1+—Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1—Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2—Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions

FITCH-1—(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2—(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

Other Considerations

Among the factors considered by Moody’s in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer’s industry, (iii) the issuer’s relative strength and position within the industry; and (iv) the reliability and quality of management.

ADDRESSES

Wilmington Managed Allocation Fund – Moderate Growth II

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Investment Advisor

Wilmington Funds Management Corporation

1100 North Market Street

Wilmington, DE 19890

Investment Sub-Advisor and Co-Administrator

Wilmington Trust Investment Advisors, Inc.

(formerly, MTB Investment Advisors, Inc.)

100 East Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

BNY Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

APPENDIX

The following is a list of persons other than the Advisor and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CO-ADMINISTRATOR, ACCOUNTANT AND CUSTODIAN

BNY Mellon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

PERFORMANCE REPORTING/PUBLICATIONS

Lipper

Standard & Poor’s

Moody’s Investors Service

ICRA Online LTD

FINANCIAL PRINTERS

RR Donnelley

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

INSURANCE COMPANIES

The Hartford Life Insurance Company

Nationwide Life Insurance Company and Nationwide Life

and Annuity Insurance Company

TransAmerica Life Insurance Company and TransAmerica

Financial Life Insurance Company

AIG SunAmerica Life Insurance Company

First SunAmerica Life Insurance Company

OTHER

Tech One Media

PROXY VOTING SERVICES

ISS RiskMetrics Group

PART C                          OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)

Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 8, 2000, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on

Form N-1A filed August 30, 2004.

(a)(ii)	Amendment to Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(a)(iii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(i)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)	Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)	Conformed copy of Investment Advisory Agreement of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(ii)	Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iii)	Conformed copy of Investment Advisory Agreement of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iv)	Conformed copy of Sub-Advisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

1

(d)(v)	Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(vi)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(vii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), dated April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(viii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(ix)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(x)	Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(d)(xi)	Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(d)(xii)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiii)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiv)	Conformed copy of Sub-Advisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(xv)	Conformed copy of Amendment to Sub-Advisory Contract among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(d)(xvi)	Conformed copy of Sub-Advisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.) dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed April 26, 2007.

(d)(xvii)	Sub-Advisory Agreement for International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(d)(xviii)	Form of Investment Advisory Agreement of the Registrant with Rodney Square Management Corporation (7 funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(d)(xix)	Form of the Sub-Advisory Agreement among the Registrant, Rodney Square Management Corporation and MTB Investment Advisors, Inc. (7 funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(d)(xx)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (EII Realty Securities, Inc.), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(d)(xxi)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(d)(xxii)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(d)(xxiii)	Form of Sub-Advisory Agreement for Multi-Manager Real Asset Fund (HSBC Global Asset Management (France) Inc.), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(d)(xxiv)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser) (filed herewith).

(d)(xxv)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Acuity Capital Management, LLC) (filed herewith).

(d)(xxvi)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Adar Investment Management, LLC) (filed herewith).

(d)(xxvii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Calypso Capital Management, L.P.) (filed herewith).

(d)(xxviii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (TIG Advisors, LLC) (filed herewith).

(d)(xxix)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Water Island Capital, LLC) (filed herewith).

(d)(xxx)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Whitebox Advisors LLC) (filed herewith).

(d)(xxxi)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Madison Street Partners, LLC) (filed herewith).

(d)(xxxii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC) (filed herewith).

(d)(xxxiii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Evercore Wealth Management LLC) (filed herewith).

(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(e)(i)	Form of Schedule A of Distribution Agreement between Registrant and ALPS Distributors, Inc., (7 funds) (to be filed by amendment).

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(g)(i)	Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York (7 funds) (to be filed by amendment).

(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)	Form of Recordkeeping Agreement of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(iii)	Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iii)(1)	Form of Exhibit II to the Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc. (7 funds) (to be filed by amendment.)

(h)(iv)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)(1)	Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (7 funds) (to be filed by amendment).

(h)(v)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(vi)	Conformed copy of Shareholder Services Plan, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(h)(vi)(1)	Form of Exhibit A to the Shareholder Services Plan (7 funds) (to be filed by amendment).

(h)(vii)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(viii)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(ix)	Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(h)(x)	Amended and Restated Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xi)	Amendment No. 1 to Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xii)	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012 (filed herewith).

(h)(xiii)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Insurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xiv)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xv)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvi)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvii)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (filed herewith).

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(m)(ii)	Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(m)(ii)(1)	Form of Exhibit A to the Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(m)(iii)	Form of Dealer (Sales) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(m)(iv)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)	Conformed copy of Multiple Class Plan of the Registrant, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(n)(i)	Exhibit B to the Multi Class Plan of the Registrant amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(n)(ii)	Form of Exhibit B to the Multiple Class Plan of the Registrant (to be filed by amendment).

(o)(i)	Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(o)(ii)	Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(o)(iii)	Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

(o)(iv)	Power of Attorney of Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(o)(v)	Power of Attorney of Chairman and Trustee, Joseph J. Castiglia, Chief Executive Officer, Richard J. Berthy, President, Timothy L. Brenner, Treasurer, Guy Nordahl, Trustee, William H. Cowie, Jr., Trustee, John S. Cramer, Trustee, Kenneth G. Thompson, Trustee, Daniel R. Gernatt, Jr., Trustee, Richard B. Seidel, Trustee, Dr. Marguerite D. Hambleton, and Trustee, Jeffrey W. Durkee, dated September 14, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 93 on Form N-1A filed October 21, 2011.

(o)(vi)	Power of Attorney of Chairman and Trustee, Joseph J. Castiglia, Chief Executive Officer, Richard J. Berthy, President and Trustee, Kenneth G. Thompson, Treasurer, Guy Nordahl, Trustee, William H. Cowie, Jr., Trustee, John S. Cramer, Trustee, Daniel R. Gernatt, Jr., Trustee, Richard B. Seidel, Trustee, Dr. Marguerite D. Hambleton, Trustee, Robert H. Arnold, Trustee, Dr. Eric Brucker, Trustee, Robert J. Christian, and DTrustee, Nicholas A. Giordano, dated March 2012 (filed herewith).

(p)(i)	Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, incorporated by reference to Registrant’s Post-Effective Amendment No. 86 on Form N-1A filed August 30, 2010.

(p)(iii)	Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(iv)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(v)	Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(vi)	Copy of Code of Ethics of Baring International Investment, Limited, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(vii)	Copy of Code of Ethics of Rodney Square Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(viii)	Copy of Code of Ethics of EII Realty Securities, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(ix)	Copy of Code of Ethics of CBRE Clarion Securities, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(x)	Copy of Code of Ethics of Pacific Investment Management Company LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xi)	Copy of Code of Ethics of HSBC Global Asset Management (USA) Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xii)	Copy of Code of Ethics of Rock Maple Services, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xiii)	Copy of Code of Ethics of Acuity Capital Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xiv)	Copy of Code of Ethics of Adar Investment Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xv)	Copy of Code of Ethics of Calypso Capital Management, L.P., incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xvi)	Copy of Code of Ethics of TIG Advisors, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xvii)	Copy of Code of Ethics of Water Island Capital, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xviii)	Copy of Code of Ethics of Whitebox Advisors LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xix)	Copy of Code of Ethics of Madison Street Partners, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xx)	Copy of Code of Ethics of Parametric Risk Advisors, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p)(xxi)	Copy of Code of Ethics of Evercore Wealth Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31.	Business and Other Connections of Investment Adviser:

(a)	Wilmington Funds Management Corporation (“WFMC”), a subsidiary of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. Wilmington Trust Investment Advisors, Inc. (“WTIA”), also a subsidiary of M&T Bank, performs investment sub-advisory services for the Registrant. As of March 31, 2012, WFMC, WTIA and their affiliates managed approximately $19.8 billion in mutual fund assets. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $77.9 billion bank holding company as of December 31, 2011, which is headquartered in Buffalo, New York. As of March 31, 2012, M&T Bank had over 700 offices throughout New York State, New Jersey, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and the District of Columbia, and an office in George Town, Cayman Islands, British West Indies.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. Except for Wilmington Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of WTIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with WTIA.

(b)

Name	Position with WTIA	Other Substantial Business, Profession, Vocation or Employment

Michael P. Pinto 25 S. Charles Street Baltimore, MD 21202	Chairman of the Board	Vice Chairman M&T Bank Corporation and Manufacturers and Traders Trust Company

Kenneth G. Thompson 100 E. Pratt Street, 17th Floor Baltimore, MD 21202-1009	Senior Vice President and Managing Director	Senior Vice President Manufacturers and Traders Trust Company

Carl W. Jordan One M&T Plaza, 9th Floor Buffalo, NY 14203-2399	Director	Senior Vice President Manufacturers and Traders Trust Company

R. Samuel Fraundorf 3280 Peachtree Road NE, Suite 2700 Atlanta, GA 30305	Director, President and Chief Executive Officer	Senior Vice President, M&T Bank Corporation

Richard A. Shatzkin 25 S. Charles Street Baltimore, MD 21202	Director	Administrative Vice President, M&T Bank Corporation

Item 32.	Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Milestone Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director
Thomas A. Carter	President, Director
Jeremy O. May	Executive Vice President, Director
Diana M. Adams	Senior Vice President, Controller, Treasurer
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Tané T. Tyler	Senior Vice President, Secretary, General Counsel
Erin Douglas	Vice President, Senior Associate Counsel
JoEllen Legg	Vice President, Senior Associate Counsel
Paul F. Leone	Vice President, Assistant General Counsel
David T. Buhler	Vice President, Associate Counsel
Steven Price	Vice President, Deputy Chief Compliance Officer
James Stegall	Vice President, Institutional Sales Manager

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Wilmington Funds	100 East Pratt Street, 17th Floor Baltimore, Maryland 21202

The Bank of New York Mellon (“Co-Administrator, Accountant, Custodian and Transfer Agent and Dividend Disbursing Agent”)	101 Barclay Street New York, New York 10286

Wilmington Funds Management Corporation, a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser”)	1100 N. Market Street Wilmington, DE 19890

Wilmington Trust Investment Advisors, Inc., a subsidiary of Manufacturers and Traders Trust Company (“Investment Sub- Adviser and Co-Administrator”)	100 E. Pratt Street, 17th Floor Baltimore, Maryland 21202

LSV Asset Management (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	One North Wacker Drive, Suite 4000 Chicago, Illinois 60606

NWQ Investment Management Company, LLC (“Sub-Adviser” to the Wilmington Large Cap Value Fund)	2049 Century Park East, 16th Floor Los Angeles, California 90067

Hansberger Global Investors, Inc. (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	401 East Los Olas Boulevard , Suite 1700 Fort Lauderdale, Florida 33301

Baring International Investment Limited (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	155 Bishopsgate London, England EC2M 3XY

Acadian Asset Management LLC (Sub-Adviser” to the Wilmington Multi-Manager International Fund)	One Post Office Square Boston, Massachusetts 02109

Dimensional Fund Advisors LP (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	6300 Bee Cave Road, Building One Austin, Texas 78736

Goldman Sachs Asset Management, L.P. (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	200 West Street New York, New York 10282

Parametric Portfolio Associates LLC (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	1918 Eighth Avenue, Suite 3100 Seattle, Washington 98101

Principal Global Investors LLC (“Sub-Adviser” to the Wilmington Multi-Manager International Fund)	801 Grand Avenue Des Moines, Iowa 50392

EII Realty Securities, Inc. (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	640 Fifth Avenue, 8th Floor New York, New York 10019

CBRE Clarion Securities LLC (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	201 King of Prussia Road, Suite 600 Radnor, Pennsylvania 19087

Pacific Investment Management Company, LLC (“Sub- Adviser” to the Wilmington Multi-Manager Real Asset Fund)	840 Newport Center Drive Newport Beach, California 92660

HSBC Global Asset Management (France) (“Sub-Adviser” to the Wilmington Multi-Manager Real Asset Fund)	Immeuble Ile De France, 4 Place de la Pyramide Puteaux, France 92800

Rock Maple Services, LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	711 Fifth Avenue, 5th Floor New York, New York 10022

Acuity Capital Management, LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	60 Arch Street, 2nd Floor Greenwich, Connecticut 06830

ADAR Investment Management LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	156 West 56th Street, Suite 801 New York, New York 10019

Calypso Capital Management, LP (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	135 East 57th Street, 20th Floor New York, New York 10022

Evercore Wealth Management LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	55 East 52nd Street, 36th Floor New York, New York 10055

Madison Street Partners, LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	3200 Cherry Creek South Drive, Suite 360 Denver, Colorado 80209

Parametric Rick Advisors, LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	274 Riverside Avenue, 1st Floor Westport, Connecticut 06880

TIG Advisors, LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	520 Madison Avenue, 26th Floor New York, New York 10022

Water Island Capital, LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	41 Madison Avenue, 42nd Floor New York, New York 10010

Whitebox Advisors LLC (“Sub-Adviser” to the Wilmington Rock Maple Alternatives Fund)	3033 Excelsior Boulevard, Suite 300 Minneapolis, Minnesota 55416

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Wilmington Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 17th day of April, 2012.

WILMINGTON FUNDS

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
April 17, 2012

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	April 17, 2012

Joseph J. Castiglia*	Chairman of the Board and Trustee

Richard J. Berthy*	Chief Executive Officer
(Principal Executive Officer)

Kenneth G. Thompson*	President and Trustee

Guy Nordahl*	Treasurer
(Principal Financial Officer)

William H. Cowie, Jr.*	Trustee

John S. Cramer*	Trustee

R. Samuel Fraundorf*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

Dr. Marguerite D. Hambleton*	Trustee

Robert H. Arnold*	Trustee

Dr. Eric Brucker*	Trustee

Robert J. Christian*	Trustee

Nicholas A. Giordano*	Trustee

* By Power of Attorney

EXHIBIT INDEX

WILMINGTON FUNDS

Exhibit #	Title of Exhibit

(d)(xxiv)	Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser).

(d)(xxv)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Acuity Capital Management, LLC).

(d)(xxvi)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Adar Investment Management, LLC).

(d)(xxvii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Calypso Capital Management, L.P.).

(d)(xxviii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (TIG Advisors, LLC).

(d)(xxix)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Water Island Capital, LLC).

(d)(xxx)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Whitebox Advisors LLC).

(d)(xxxi)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Madison Street Partners, LLC).

(d)(xxxii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC).

(d)(xxxiii)	Sub-Advisory Agreement for Rock Maple Alternatives Fund (Evercore Wealth Management LLC).

(h)(xii)	Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(o)(vi)	Power of Attorney of Chairman and Trustee, Joseph J. Castiglia, Chief Executive Officer, Richard J. Berthy, President and Trustee, Kenneth G. Thompson, Treasurer, Guy Nordahl, Trustee, William H. Cowie, Jr., Trustee, John S. Cramer, Trustee, Daniel R. Gernatt, Jr., Trustee, Richard B. Seidel, Trustee, Dr. Marguerite D. Hambleton, Trustee, Robert H. Arnold, Trustee, Dr. Eric Brucker, Trustee, Robert J. Christian, and DTrustee, Nicholas A. Giordano, dated March 2012.

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